CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CASH FLOWS - OPERATING ACTIVITIES
Loss for the period	$ (46,038)	$ (28,721)
Income and expense items not involving cash flows:
Depreciation and amortization	77,258	84,464
Effect of indexation, translation and fair value measurement on debt	(3,631)	6,730
Other expense, net	59	1,019
Changes in assets and liabilities:
Trade accounts receivable	(11,064)	(17,430)
Other receivables and other current assets	(6,560)	(2,958)
Inventories	(6,759)	4,273
Trade accounts payable	7,311	3,367
Deferred revenue and customers' advances	1,270	(1,390)
Other current liabilities	(3,631)	1,294
Deferred tax liability, net	(2,242)	7,776
Other long-term liabilities and employees related liabilities	3,179	334
Net cash provided by operating activities before reorganization	9,152	58,758
Reorganization - retirement plan		(8,851)
Net cash provided by operating activities	9,152	49,907
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment	(42,279)	(51,334)
Proceeds related to sale and disposal of property and equipment	1,524
Investments in other assets, intangible assets and others	(327)	(4,369)
Interest bearing deposits, including designated deposits		(31,572)
Net cash used in investing activities	(41,082)	(87,275)
CASH FLOWS - FINANCING ACTIVITIES
Proceeds on account of debentures and shareholders' equity	20,042	78,913
Proceeds from long-term loans		14,443
Short-term bank debt		3,800
Debts repayment		(21,314)
Net cash provided by (used in) financing activities	20,042	75,842
Effect of foreign exchange rate change	(4,951)	(534)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(16,839)	37,940
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	123,398	101,149
CASH AND CASH EQUIVALENTS - END OF PERIOD	106,559	139,089
NON-CASH ACTIVITIES
Investments in property and equipment	8,057	16,033
Proceeds receivables related rights offering	1,325
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest	15,586	18,620
Cash paid during the period for income taxes	$ 190	$ (1,085)